Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
35.	SUBSEQUENT EVENTS

Approval of Dividends

On June 6, 2019, the shareholders approved the payment of cash dividends of ¥11 per share of Common stock, totaling ¥142,552 million, that were payable on June 28, 2019, to the shareholders of record on March 31, 2019.

Announcement to redeem “Non-dilutive” Preferred Securities Issued by a Special Purpose Company

On May 27, 2019, the Board of Directors of MUFG approved to redeem in total ¥90 billion of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 8 Limited, a special purpose company established in the Cayman Islands. MUFG plans to redeem these securities on July 25, 2019. The securities were previously accounted for as part of MUFG’s Tier 1 capital at March 31, 2019 under its capital adequacy requirements, subject to certain limitations.

Acquisition of shares in Bank Danamon in Indonesia

On April 29, 2019, MUFG Bank acquired an additional 54.0% equity interest in Danamon from AFI and other shareholders, based on a price of IDR 9,590 (approximately ¥77(1)) per share, for an investment amount of IDR 50 trillion (approximately ¥397 billion). As a result, equity interest in Danamon increased to 94.0%, and Danamon became a consolidated subsidiary of MUFG Bank. In addition, MUFG Bank acquired an additional 92.1% equity interest in PT Bank Nusantara Parahyangan, Tbk. (“BNP”) from ACOM CO., LTD., an equity method investee of MUFG, and other shareholders, based on a price of IDR 4,088 (approximately ¥33(1)) per share, for an investment amount of IDR 3 trillion (approximately ¥24.1 billion). As a result, equity interest in BNP increased to 99.9%, and BNP became a consolidated subsidiary of MUFG Bank.

On May 1, 2019, MUFG Bank made BNP merged into Danamon, acquiring an additional equity interest in Danamon in exchange for its equity interest in BNP, which resulted in MUFG Bank holding 94.1% equity interest in Danamon.

The initial accounting for the business combination is incomplete and supplemental pro forma information of this acquisition could not be disclosed in the accompanying consolidated financial statements because this transaction occurred near the time of the issuance of such consolidated financial statements and the MUFG Group is still in the process of determining the fair value of assets acquired, liabilities assumed, and non-controlling interest.

See Note 2 for further information on the Acquisition of shares in Danamon.

Note:

(1)	Calculated based on the exchange rate of IDR1 = ¥0.008